Related Party Transactions (Details) - Schedule of accounts payable - related parties - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Total accounts payable - related parties		$ 132,047
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Total accounts payable - related parties		34,043
Palpito [Member]
Related Party Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Total accounts payable - related parties		$ 98,004